SEMIANNUAL REPORT DECEMBER 31, 2000

Special Money Market Fund, Inc.

Fund Type Money market
Objective High current income consistent with the preservation of principal and liquidity

(GRAPHIC)

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

(LOGO)

Build on the Rock

Special Money Market Fund, Inc.

     Performance at a Glance

INVESTMENT GOALS AND STYLE
The Special Money Market Fund seeks high current income consistent with the preservation of principal and liquidity. The Fund is a diversified portfolio of high-quality, U.S. dollar-denominated money market securities issued by the U.S.
government, its agencies, and major corporations and commercial banks of the United States and foreign countries. Maturities can range from one day to 13 months. There can be no assurance that the Fund will achieve its investment objective.

Money Fund Yield Comparison

       (CHART)
          www.prudential.com  (800) 225-1852

   Semiannual Report    December 31, 2000

Fund Facts                As of 12/31/00

                                          7-Day       Net Asset      Weighted Avg.    Net Assets
                                        Current Yld.  Value (NAV)      Mat. (WAM)     (Millions)
Special Money Market Fund, Inc.            6.02%         $1.00          41 Days          $274
iMoneyNet, Inc. Money Fund
(General Purpose) Avg.*                    5.89%         $1.00          55 Days           N/A

Note: Yields will fluctuate from time to time, and past performance is not indicative of future results. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.
Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

* iMoneyNet, Inc. reports a seven-day current yield, NAV, and WAM on Tuesdays. This is the data of all funds in the iMoneyNet, Inc. Money Fund
(General Purpose) Average category as of December
26, 2000, the closest date to the end of our reporting period.

Weighted Average Maturity Compared to the Money Fund Average

                 (CHART)
                                                 1

LOGO                   February 15, 2001

DEAR SHAREHOLDER,
The Special Money Market Fund, formerly known as the Prudential Special Money Market Fund, provided a stable net asset value of $1 per share and a higher-than-average yield throughout our six-month reporting period that began July 1, 2000.

Money market yields declined during the period as a dramatic deceleration in U.S. economic growth increased the likelihood that the Federal Reserve
(the Fed) would cut short-term interest rates.
Reducing rates can stimulate economic activity by encouraging bank lending, which can boost the amount of money available for consumer spending and business expansion.

We discuss developments in the money markets and explain the Fund's investments on the following pages. As always, we appreciate your continued confidence in Prudential mutual funds, and look forward to serving your future investment needs.

NEW SHARE CLASSES
On January 26, 2001, the Fund officially changed its name and added two new share classes--Class A and Class Z. The Fund remains an exchange-only fund that will continue to accommodate exchanges for Class B and Class C shares within the Prudential fund family. In addition, the Fund will be used for exchanges within the Strategic Partners family of funds.

Sincerely,


David R. Odenath, Jr., President
Special Money Market Fund, Inc.

Special Money Market Fund, Inc.

       Semiannual Report    December 31, 2000

INVESTMENT ADVISER'S REPORT

Money market yields headed lower as the U.S.
economic expansion nearly slowed to a crawl during our six-month reporting period that began July 1, 2000. In this investment environment, we took advantage of good buying opportunities, most of which occurred early in the period before money market yields declined sharply.

The economy had begun to lose steam because the Fed had repeatedly increased short-term interest rates prior to the start of our reporting period. Raising short-term rates can curb economic growth by encouraging higher borrowing costs for businesses and consumers. The Fed had wanted the economy to weaken gradually because a rapidly expanding economy could boost inflation.

With economic growth moderating in the summer of 2000, the Fed was not expected to continue tightening monetary policy. Consequently, investors accepted lower yields (and paid higher prices) for money market securities.

INVESTING BEFORE YIELDS MOVED SHARPLY LOWER
During the summer, we too came to the conclusion that the central bank had finished raising rates for this business cycle. Therefore we bought one-year bank and corporate securities. Our purchases lengthened the Fund's weighted average maturity
(WAM) until it was significantly longer than that of its competitive average. (WAM is a measurement tool that determines a fund's sensitivity to changes in the level of interest rates. Among other factors, it takes into account the maturity of each security held in a portfolio.) Lengthening the Fund's WAM enabled its yield to remain higher for a longer time as money market yields fell even further.

Special Money Market Fund, Inc.

       Semiannual Report     December 31, 2000

Money market yields remained on a downward course in the autumn of 2000 as the economy sagged. Not only did the Fed's previous interest-rate hikes take a bite out of the economy, but higher energy prices and weakness in the stock market also tempered the liveliness of the consumer-driven economy. As a result, there was growing speculation that the Fed might have to reduce short-term rates to keep the economic expansion on track. Talk of lower rates kept downward pressure on money market yields.

WE SHOULD HAVE MAINTAINED A LONGER WAM

For our part, we bought one- and two-month securities, with the hope of being able to buy one-year securities at higher yields near the end of the year. Our purchases positioned the Fund's WAM shorter than its competitive average in November and early December.

In hindsight, the Fund would have been better served had we maintained a longer-than-average WAM during that time by locking in yields on one-year securities. The trend toward lower money market yields accelerated in December 2000 because the Fed was now poised to cut short-term rates to keep the economy moving. (The central bank said as much in a statement released after its regularly scheduled meeting in December.)

In late December, we invested in securities that would mature in the first few months of 2001.
Issuers wanting to borrow money over year-end usually provide generous yields on these securities.
Our purchases extended the Fund's WAM so that it was more in line with its competitive average.

               www.prudential.com  (800) 225-1852

LOOKING AHEAD--A HELPING HAND FROM THE FED
The Fed reduced short-term interest rates by a total of one percentage point in January 2001 in order to revitalize the U.S. economy. The federal funds rate (the rate U.S. banks charge each other for overnight loans) was lowered to 5.50% from 6.50%. The discount rate that member banks pay to borrow from the Federal Reserve System was cut to 5.00% from 6.00%.

But because the economy continues to "flirt" with recession and inflation remains under control, the central bank is widely expected to continue easing monetary policy aggressively. In anticipation of future rate cuts, money market yields have continued to decline, with longer-term money market yields now lower than shorter-term money market yields.
This development is known as an inverted yield curve.
Accordingly, we remain reluctant to extend the Special
Money Market Fund's WAM in an aggressive fashion with the money market yield curve inverted so dramatically.
Furthermore, the deceleration in economic growth has, on average, had a negative impact on corporate credit quality. In such an environment, we will be more deliberative than usual in our investment selections.

Special Money Market Fund Management Team

       Special Money Market Fund, Inc.      Money Market Series
             Portfolio of Investments as of December 31, 2000 (Unaudited)

Principal
Amount
(000)        Description                                             Value (Note 1)
-----------------------------------------------------------------------------------------
Bank Notes  8.6%
             Bank of America N.A.
$    2,900   6.6175%, 12/17/01(a)                                    $    2,902,378
     1,743   6.82%, 2/5/01                                                1,743,000
             Comerica Bank
     5,400   6.655%, 6/19/01(a)                                           5,399,267
     1,000   6.71875%, 6/7/01(a)                                            999,871
     2,000   6.77625%, 7/6/01(a)                                          2,000,057
     1,000   First Union National Bank
                6.775%, 6/4/01(a)                                           999,983
     3,679   LaSalle Bank N.A.
                6.71%, 2/1/01                                             3,678,854
     5,800   National City Bank
                6.55%, 1/31/01                                            5,799,774
                                                                     --------------
                                                                         23,523,184
-------------------------------------------------------------------------------------
Certificates of Deposit - Domestic  7.9%
             Bank of Nova Scotia
     3,500   6.65%, 2/1/01                                                3,499,859
     2,000   7.22%, 5/9/01                                                2,003,793
     2,000   Southtrust Bank National Associates
                6.70%, 3/6/01                                             1,999,996
     4,000   UBS AG
                7.00%, 7/18/01                                            3,999,589
             Westpac Banking Corp.
     3,300   6.52%, 1/29/01                                               3,299,880
     6,800   6.54%, 1/18/01                                               6,799,849
                                                                     --------------
                                                                         21,602,966
-------------------------------------------------------------------------------------
Certificates of Deposit - Yankee  4.5%
     1,000   Bayerische Hypo Union
                6.72%, 2/14/01                                              999,962
     3,572   Deutsche Bank
                6.45%, 1/8/01                                             3,571,493

    6                                      See Notes to Financial Statements

       Special Money Market Fund, Inc.      Money Market Series
             Portfolio of Investments as of December 31, 2000 (Unaudited)
Cont'd.

Principal
Amount
(000)        Description                                             Value (Note 1)
-----------------------------------------------------------------------------------------
$    6,311   First Union National Bank
                7.35%, 5/15/01                                       $    6,326,418
     1,400   Svenska Handelsbanken NY
                6.62%, 3/7/01                                             1,399,118
                                                                     --------------
                                                                         12,296,991
-------------------------------------------------------------------------------------
Commercial Paper  44.3%
     1,700   Abbey National North America Corp.
                6.60%, 1/19/01                                            1,694,390
             Alltel Corp.
     2,850   6.52%, 2/16/01                                               2,826,256
     4,825   6.53%, 2/16/01                                               4,784,741
       545   6.60%, 1/30/01                                                 542,102
     1,145   6.75%, 1/19/01                                               1,141,136
             Associates Corp. NA
     7,901   6.53%, 2/7/01                                                7,847,973
       300   6.75%, 1/10/01                                                 299,494
     1,000   Associates First Capital
                6.54%, 1/31/01                                              994,550
     1,311   Barton Capital Corp.
                6.66%, 1/23/01                                            1,305,664
       300   Bishop's Gate Residential Mortgage Trust
                7.00%, 1/5/01                                               299,767
             Black Forest Corp.
     1,152   6.72%, 1/8/01                                                1,150,495
     1,874   6.72%, 1/9/01                                                1,871,201
             Blue Ridge Asset Funding
     1,500   6.70%, 1/25/01                                               1,493,300
     2,914   6.72%, 1/12/01                                               2,908,017
             Brahms Funding Corp.
     2,000   6.62%, 1/22/01                                               1,992,277
     3,000   6.64%, 1/19/01                                               2,990,040

    See Notes to Financial Statements                                      7

       Special Money Market Fund, Inc.      Money Market Series
             Portfolio of Investments as of December 31, 2000 (Unaudited)
Cont'd.

Principal
Amount
(000)        Description                                             Value (Note 1)
-----------------------------------------------------------------------------------------
             Cregem North America Inc.
$    1,000   6.54%, 1/17/01                                          $      997,093
     3,430   6.55%, 1/12/01                                               3,423,135
       911   DaimlerChrysler
                6.52%, 3/26/01                                              897,141
     3,000   Den Norske Bank
                6.53%, 2/20/01                                            2,972,792
     4,958   Eastman Kodak Co.
                6.53%, 2/9/01                                             4,922,926
     1,000   Eaton Corp.
                6.80%, 1/12/01                                              997,922
     5,000   Edison Asset Security
                6.55%, 1/31/01                                            4,972,708
       567   Falcon Asset Securitization Corp.
                6.49%, 3/20/01                                              559,027
             Forrestal Funding
       722   6.51%, 2/16/01                                                 715,994
     1,200   6.55%, 2/9/01                                                1,191,485
       417   6.56%, 2/9/01                                                  414,037
     2,000   6.56%, 2/12/01                                               1,984,693
     3,000   6.60%, 2/12/01                                               2,976,900
             General Electric Capital Corp.
       500   6.55%, 1/22/01                                                 498,090
     5,500   6.58%, 2/13/01                                               5,456,773
    13,000   General Motors Acceptance Corp.
                6.52%, 2/5/01                                            12,917,594
     1,295   Homeside Lending, Inc.
                6.55%, 2/28/01                                            1,281,334
     1,164   Intrepid Funding
                6.55%, 2/16/01                                            1,154,258
     2,000   Lone Star Funding LLC
                6.55%, 2/13/01                                            1,984,353
     5,000   Nike Inc.
                6.51%, 2/22/01                                            4,952,983
     2,000   PNC Funding Corp.
                6.59%, 2/28/01                                            1,978,766

    8                                      See Notes to Financial Statements

       Special Money Market Fund, Inc.      Money Market Series
             Portfolio of Investments as of December 31, 2000 (Unaudited)
Cont'd.

Principal
Amount
(000)        Description                                             Value (Note 1)
-----------------------------------------------------------------------------------------
             San Paolo U.S. Finance Co.
$      500   6.10%, 6/4/01                                           $      486,953
     7,408   6.65%, 1/24/01                                               7,376,526
       900   Swedbank
                6.60%, 1/19/01                                              897,030
     1,682   Sweetwater Capital Corp.
                6.56%, 1/30/01                                            1,673,112
             Telstra Ltd.
     2,975   6.40%, 5/29/01                                               2,896,724
     2,705   6.55%, 1/22/01                                               2,694,665
     1,511   Thunder Bay Funding, Inc.
                6.69%, 1/12/01                                            1,507,911
             Variable Funding Capital Corp.
     2,143   6.65%, 1/2/01                                                2,142,604
     1,000   6.75%, 1/11/01                                                 998,125
     1,288   Verizon Global Funding Corp.
                6.55%, 1/12/01                                            1,285,422
     3,000   Vodafone Group PLC
                + 6.65%, 1/31/01                                          2,983,375
     3,200   Westpac Trust NZ
                6.38%, 1/2/01                                             3,199,396
       500   Windmill Funding Corp.
                6.75%, 1/17/01                                              498,500
     1,153   Woolwich PLC
                6.59%, 1/10/01                                            1,151,100
                                                                     --------------
                                                                        121,182,850
-------------------------------------------------------------------------------------
Loan Participations  0.4%
     1,000   Axa Financial Inc.
                6.86%, 1/19/01                                            1,000,000
                                                                     --------------

    See Notes to Financial Statements                                      9

       Special Money Market Fund, Inc.      Money Market Series
             Portfolio of Investments as of December 31, 2000 (Unaudited)
Cont'd.

Principal
Amount
(000)        Description                                             Value (Note 1)
-----------------------------------------------------------------------------------------
Other Corporation Obligations  30.1%
$    1,000   Australia & New Zealand Banking Group
                6.71%, 11/2/01(a)                                    $      999,736
       750   Bank One Corp.
                6.74%, 9/21/01(a)                                           750,773
     3,000   BASF Aktiengesellschaft
             6.60875%, 2/16/01(a)                                         2,999,681
     5,000   CIT Group Inc.
                6.71375%, 7/16/01(a)                                      4,996,284
     5,000   Dover Corp.
                6.76875%, 2/28/01(a)                                      5,000,000
     4,000   FleetBoston Financial Corp.
                6.87563%, 8/24/01(a)                                      4,003,394
     3,175   Ford Motor Credit Co.
                5.99%, 2/27/01                                            3,171,477
     2,000   General Electric Capital Assurance Co.
                6.73625%, 1/22/01(a)                                      2,000,000
             Goldman Sachs Group L.P.
     1,750   6.66938%, 3/19/01(a)                                         1,750,387
    11,000   6.73%, 1/14/02(a)                                           11,000,000
             Merrill Lynch & Co. Inc.
     2,000   6.5875%, 12/10/01(a)                                         2,000,000
     5,000   6.83875%, 11/1/01(a)                                         5,004,082
    13,000   Morgan (J.P.) & Co. Inc.
                6.70%, 3/16/01(a)                                        13,000,000
             Morgan Stanley Dean Witter
     5,000   6.645%, 12/17/01(a)                                          5,000,000
     1,700   6.735%, 3/15/01(a)                                           1,703,153
       750   Norwest Financial Inc.
                6.20%, 2/15/01                                              749,261
     3,000   Restructured Asset Securities
                Enhanced 2000-15-MM-MBS
                6.73375%, 9/13/01(a)                                      3,000,000
     2,000   Short-Term Repackaged Asset Trust 1998-E
                6.71625%, 8/20/01(a)                                      2,000,000

    10                                     See Notes to Financial Statements

       Special Money Market Fund, Inc.      Money Market Series
             Portfolio of Investments as of December 31, 2000 (Unaudited)
Cont'd.

Principal
Amount
(000)        Description                                             Value (Note 1)
-----------------------------------------------------------------------------------------
$    2,000   Travelers Insurance Co.
                6.8525%, 7/6/01(a)                                   $    2,000,000
     7,000   Unilever Capital Corp.
                6.7075%, 9/7/01(a)                                        7,000,331
     1,000   United Omaha Life
                6.83625%, 12/4/01(a)                                      1,000,000
     3,200   Wells Fargo & Co.
                6.78%, 9/15/01(a)                                         3,204,290
                                                                     --------------
                                                                         82,332,849
-------------------------------------------------------------------------------------
U.S. Government Agencies  1.8%
     5,000   Federal Home Loan Banks
                6.209%, 4/19/01(a)                                        4,999,275
                                                                     --------------
             Total Investments  97.6%
                (amortized cost $266,938,115)(b)                        266,938,115
             Other assets in excess of liabilities  2.4%                  6,568,871
                                                                     --------------
             Net Assets--100%                                        $  273,506,986
                                                                     --------------
                                                                     --------------

------------------------------
(a) Variable rate instrument. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(b) The cost basis for federal income tax purposes is substantially the same as that used for financial statement purposes.
The following abbreviations are used in portfolio descriptions:
NZ--Naamloze Vennoostschap (Dutch Corporation).
AG--Aktiengesellschaft (German Stock Company).
L.P.--Limited Partnership.
LLC--Limited Liability Corporation.
PLC--Public Limited Company.
    See Notes to Financial Statements                                     11

       Special Money Market Fund, Inc.      Money Market Series
             Portfolio of Investments as of December 31, 2000 (Unaudited)
Cont'd.
The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of December 31, 2000 was as follows:

Banks................................................................    26.0%
Asset-Backed Securities..............................................    14.5
Security Brokers & Dealers...........................................    14.4
Bank Holding Companies-Domestic......................................    10.4
Diversified Manufacturing............................................     8.4
Financial Services...................................................     8.3
Automobiles..........................................................     6.2
Electrical...........................................................     3.4
Telecommunications...................................................     3.1
U.S. Government Agencies.............................................     1.8
Insurance............................................................     1.1
                                                                        -----
                                                                         97.6
Other assets in excess of liabilities................................     2.4
                                                                        -----
                                                                          100%
                                                                        -----
                                                                        -----

    12                                     See Notes to Financial Statements

       Special Money Market Fund, Inc.      Money Market Series
             Statement of Assets and Liabilities (Unaudited)

                                                                December 31, 2000
---------------------------------------------------------------------------------------
ASSETS
Investments, at amortized cost which approximates market
value                                                             $   266,938,115
Receivable for Series shares sold                                       5,624,664
Interest receivable                                                     2,856,071
Prepaid expenses and other assets                                           5,240
                                                                -----------------
      Total assets                                                    275,424,090
                                                                -----------------
LIABILITIES
Payable to custodian                                                       28,766
Payable for Series shares reacquired                                    1,493,213
Accrued expenses and other liabilities                                    151,504
Dividends payable                                                         130,903
Management fee payable                                                    112,718
                                                                -----------------
      Total liabilities                                                 1,917,104
                                                                -----------------
NET ASSETS                                                        $   273,506,986
                                                                -----------------
                                                                -----------------
Net assets were comprised of:
      Common stock, $0.01 par value per share                     $     2,735,070
      Paid-in capital in excess of par                                270,771,916
                                                                -----------------
Net assets, December 31, 2000                                     $   273,506,986
                                                                -----------------
                                                                -----------------
Net asset value, offering price and redemption price per
share
($273,506,986 / 273,506,986 shares of common stock issued and
outstanding; two billion shares authorized)                                 $1.00

    See Notes to Financial Statements                                     13

       Special Money Market Fund, Inc.      Money Market Series
             Statement of Operations (Unaudited)

                                                                   Six Months
                                                                      Ended
                                                                December 31, 2000
---------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest and discount earned                                    $ 8,425,306
                                                                -----------------
Expenses
   Management fee                                                      628,508
   Transfer agent's fees and expenses                                  153,000
   Custodian's fees and expenses                                        36,000
   Registration fees                                                    27,000
   Reports to shareholders                                              24,000
   Audit fee                                                            13,000
   Legal fees and expenses                                               7,000
   Directors' fees and expenses                                          6,000
   Miscellaneous                                                         1,808
   Insurance expense                                                     1,000
                                                                -----------------
      Total expenses                                                   897,316
                                                                -----------------
Net investment income                                                7,527,990
REALIZED LOSS ON INVESTMENTS
Net realized loss on investment transactions                              (849)
                                                                -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 7,527,141
                                                                -----------------
                                                                -----------------

    14                                     See Notes to Financial Statements

       Special Money Market Fund, Inc.      Money Market Series
             Statement of Changes in Net Assets (Unaudited)

                                                Six Months              Year
                                                   Ended                Ended
                                             December 31, 2000      June 30, 2000
-----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                       $   7,527,990       $    15,938,025
   Net realized gain (loss) on investment
      transactions                                      (849)                1,873
                                             -----------------    -----------------
   Net increase in net assets resulting
      from operations                              7,527,141            15,939,898
                                             -----------------    -----------------
Dividends and distributions paid to
shareholders (Note 1)                             (7,527,141)          (15,939,898)
                                             -----------------    -----------------
Fund share transactions (at $1 per share)
   Proceeds from shares subscribed               411,588,515         1,281,520,400
   Net asset value of shares issued to
      shareholders in reinvestment of
      dividends and distributions                  6,304,261            13,238,767
   Cost of shares reacquired                    (373,633,110)       (1,386,035,681)
                                             -----------------    -----------------
   Net increase (decrease) in net assets
      from Series share transactions              44,259,666           (91,276,514)
                                             -----------------    -----------------
Total increase (decrease)                         44,259,666           (91,276,514)
NET ASSETS
Beginning of period                              229,247,320           320,523,834
                                             -----------------    -----------------
End of period                                  $ 273,506,986       $   229,247,320
                                             -----------------    -----------------
                                             -----------------    -----------------

    See Notes to Financial Statements                                     15

       Special Money Market Fund, Inc.      Money Market Series
             Notes to Financial Statements (Unaudited)

      Special Money Market Fund, Inc. (formerly known as Prudential Special Money Market Fund, Inc.) (the 'Fund') is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company consisting of only the Money Market Series (the 'Series'). Investment operations of the Series commenced on January 22, 1990.

      The investment objective of the Series is high current income consistent with the preservation of principal and liquidity. The Series invests in a diversified portfolio of high quality money market securities maturing in 13 months or less. The ability of issuers of securities held by the Series to meet their obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

      Securities Valuation:    Portfolio securities are valued at amortized
cost, which approximates market value. The amortized cost method of valuation involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. If the amortized cost method is determined not to represent fair value, the value shall be determined by or under the discretion of the Board of Trustees.

      The Fund may hold up to 10% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law ('restricted securities'). None of the issues of restricted securities held by the Fund at December 31, 2000 include registration rights under which the Fund may demand registration by the issuer.

      Securities Transactions and Investment Income:    Securities transactions
are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management. Net investment income of the Series consists of accrued interest and amortizations of premiums and discounts, plus or minus any gains or losses realized on sales of portfolio securities, less the estimated expenses of the Series applicable to the dividend period.

      Federal Income Taxes:    It is the intent of the Fund to continue to meet
the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. Therefore, no federal income tax provision is required. The cost of portfolio securities for federal
    16

       Special Money Market Fund, Inc.      Money Market Series
             Notes to Financial Statements (Unaudited) Cont'd.

income tax purposes is substantially the same as the cost for financial reporting purposes.

      Dividends and Distributions:    The Fund declares daily and pays monthly
dividends from net investment income and short-term capital gains.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential Investment Corporation ('PIC'). The subadvisory agreement provides that the subadviser will furnish investment advisory services in connection with the management of the Fund. In connection therewith, the subadviser is obligated to keep certain books and records of the Fund. PIFM continues to have responsibility for all investment advisory services pursuant to the management agreement and supervises the subadviser's performance of such services. PIFM pays for the services of PIC, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid to PIFM is computed daily and payable monthly at an annual rate of .50% of the average daily net assets of the Fund.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), where PIMS acts as the distributor of the shares of the Series and serves the Fund without compensation.

      PIFM, PIC and PIMS are indirect wholly owned subsidiaries of The Prudential Insurance Company of America (The Prudential).

Note 3. Other Transactions With Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PIFM and an indirect wholly owned subsidiary of Prudential, serves as the Fund's transfer agent. During the six months ended December 31, 2000, the Series incurred fees of approximately $110,300 for the services of PMFS. As of December 31, 2000, approximately $20,500 of such fees were owed to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out of pocket expenses paid to nonaffiliates.
                                                                          17

       Special Money Market Fund, Inc.      Money Market Series
             Financial Highlights (Unaudited)

                                                                   Six Months
                                                                      Ended
                                                                December 31, 2000
---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                $    1.00
Net investment income and net realized gains                              .03
Dividends and distributions                                             (.03)
                                                                -----------------
Net asset value, end of period                                      $    1.00
                                                                -----------------
                                                                -----------------
TOTAL RETURN(a):                                                         3.10%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                     $ 273,507
Average net assets (000)                                            $ 249,354
Ratios to average net assets:
   Expenses                                                               .71%(b)
   Net investment income                                                 5.99%(b)

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for less than a full year are not annualized.
(b) Annualized.
    18                                     See Notes to Financial Statements

       Special Money Market Fund, Inc.      Money Market Series
             Financial Highlights (Unaudited) Cont'd.

                       Year Ended June 30,
------------------------------------------------------------------
  2000         1999         1998         1997         1996
------------------------------------------------------------------
$   1.00     $   1.00     $   1.00     $   1.00     $   1.00
    .052         .047          .05         .049         .051
  (.052)       (.047)        (.05)       (.049)       (.051)
--------     --------     --------     --------     --------
$   1.00     $   1.00     $   1.00     $   1.00     $   1.00
--------     --------     --------     --------     --------
--------     --------     --------     --------     --------
    5.32%        4.80%        5.11%        4.96%        5.19%
$229,247     $320,524     $214,480     $261,856     $263,168
$308,237     $330,135     $239,047     $298,821     $326,849
     .68%         .65%         .75%         .71%         .73%
    5.17%        4.71%        5.05%        4.86%        5.07%

    See Notes to Financial Statements                                     19

Special Money Market Fund, Inc.

       Getting the Most from Your Prudential Mutual Fund

When you invest through Prudential Mutual Funds, you receive financial advice from a Prudential Securities
Financial Advisor or Pruco Securities registered representative. Your financial professional can provide you with the following services:

THERE'S NO REWARD WITHOUT RISK; BUT IS THIS RISK WORTH IT?

Your financial professional can help you match the reward you seek with the risk you can tolerate.
Risk can be difficult to gauge--sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction. There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets, and who knows you!

KEEPING UP WITH THE JONESES

A financial professional can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals--not at you personally. Your financial professional will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

BUY LOW, SELL HIGH

Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial professional can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

           www.prudential.com  (800) 225-1852

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852
---------------------------
Directors
Delayne Dedrick Gold
Robert F. Gunia
Robert E. LaBlanc
David R. Odenath, Jr.
Judy A. Rice
Robin B. Smith
Stephen Stoneburn
Nancy H. Teeters
Clay T. Whitehead

Officers
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Marguerite E.H. Morrison, Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Three Gateway Center, 14th Floor
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Sullivan & Cromwell
125 Broad Street
New York, NY 10004

-----------------------------------------
Fund Symbols  NASDAQ      CUSIP
Class A        N/A      84741P102
Class B       PBSXX     84741P201
Class Z        N/A      84741P300

-----------------------------------------
The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of December 31, 2000, were not audited and, accordingly, no opinion is expressed on them.

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Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

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